Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2017
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Accounting Estimates and Judgments
37.	ACCOUNTING ESTIMATES AND JUDGEMENTS

The Group’s financial position and results of operations are sensitive to accounting methods, assumptions and estimates that underlie the preparation of the consolidated financial statements. Management bases the assumptions and estimates on historical experience and on other factors that the management believes to be reasonable and which form the basis for making judgements about matters that are not readily apparent from other sources. On an on-going basis, management evaluates its estimates. Actual results may differ from those estimates as facts, circumstances and conditions change.

The selection of significant accounting policies, the judgements and other uncertainties affecting application of those policies and the sensitivity of reported results to changes in conditions and assumptions are factors to be considered when reviewing the consolidated financial statements. The significant accounting policies are set forth in Note 2. Management believes the following significant accounting policies involve the most significant judgements and estimates used in the preparation of the consolidated financial statements.

Allowance for doubtful debts

Management estimates an allowance for doubtful debts resulting from the inability of the customers to make the required payments. Management bases its estimates on the ageing of the accounts receivable balance, customer credit-worthiness, and historical write-off experience. If the financial condition of the customers were to deteriorate, actual write-offs might be higher than expected and could significantly affect the results of future periods.

Impairment of goodwill and long-lived assets

If circumstances indicate that the carrying amount of a long-lived asset may not be recoverable, the asset may be considered “impaired”, and an impairment loss would be recognized in accordance with accounting policy for impairment of long-lived assets as described in Note 2(n). The carrying amounts of the Group’s long-lived assets, including property, plant and equipment, intangible assets with finite useful lives and construction in progress are reviewed periodically to determine whether there is any indication of impairment. These assets are tested for impairment whenever events or changes in circumstances indicate that their recorded carrying amounts may not be recoverable. For goodwill, the impairment testing is performed annually at the end of each reporting period. The recoverable amount of an asset or cash-generating unit is the greater of its value in use and fair value less costs of disposal. When an asset does not generate cash flows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e. a cash-generating unit). In determining the value in use, expected future cash flows generated by the assets are discounted to their present value. An impairment loss is recognized if the carrying amount of an asset or its cash-generating unit exceeds its estimated recoverable amount. It is difficult to precisely estimate fair value of the Group’s long-lived assets because quoted market prices for such assets may not be readily available. In determining the value in use, expected future cash flows generated by the asset are discounted to their present value, which requires significant judgement relating to level of revenue, amount of operating costs and applicable discount rate. Management uses all readily available information in determining an amount that is a reasonable approximation of recoverable amount, including estimates based on reasonable and supportable assumptions and projections of revenue and amount of operating costs.

For the year ended December 31, 2017, provision for impairment loss of RMB10 was made against the carrying value of long-lived assets. For the year ended December 31, 2016, provision for impairment losses of RMB62 were made against the carrying value of long-lived assets. For the year ended December 31, 2015, provision for impairment losses of RMB51 were made against the carrying value of long-lived assets. In determining the recoverable amount of these equipment, significant judgements were required in estimating future cash flows, level of revenue, amount of operating costs and applicable discount rate.

Changes in these estimates could have a significant impact on the carrying value of the assets and could result in additional impairment charge or reversal of impairment in future periods.

Depreciation and amortization

Property, plant and equipment and intangible assets with finite useful lives are depreciated and amortized on a straight-line basis over the estimated useful lives of the assets, after taking into account their estimated residual value. Management reviews the estimated useful lives and residual values of the assets annually in order to determine the amount of depreciation and amortization expense to be recorded during any reporting period. The useful lives and residual values are based on the Group’s historical experience with similar assets and take into account anticipated technological changes. The depreciation and amortization expense for future periods is adjusted if there are significant changes from previous estimates.

Classification of lease arrangement with China Tower

The Company and China Tower entered into a lease arrangement regarding the leases of Tower Assets on July 8, 2016 and a supplemental agreement on February 1, 2018. Management evaluated the detailed clauses of the leases agreement and determined such lease arrangements as operating leases according to the accounting policies disclosed in Note 2(m) and based on the following judgements: (i) the Company does not expect any transfer of ownership of Tower Assets from China Tower by the end of the lease term; (ii) the Company considered the current lease term of 5 years does not account for the major part of the economic lives of Tower Assets; (iii) the present value of minimum lease payment at the inception of the lease does not substantially account for all of the fair value of the Tower Assets; and (iv) Tower Assets are compatible with all telecommunications operators, and therefore are not of specialized nature that only the Company can use them without major modifications.